Supplemental Condensed Combining Information (Tables)	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010
Supplemental Condensed Combining Information (Tables) [Abstract]
Income statement information segregated by issuers and guarantors
	For the six months ended June 30, 2011
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$934,792	$-	$6,676,858	$(1,381,210)	$6,230,440
Cost of revenue	-	-	584,172	-	4,848,221	(1,358,979)	4,073,414
Gross profit	-	-	350,620	-	1,828,637	(22,231)	2,157,026
Operating expenses (income):
Selling, general and administrative	2	36,236	97,705	(52,627)	1,070,828	(2,678)	1,149,466
Research and development	-	-	34,212	-	18,720	-	52,932
Operating (loss) income	(2)	(36,236)	218,703	52,627	739,089	(19,553)	954,628
Other (income) expense:
Interest, net	(1,936)	40,063	3,809	62,721	47,235	(5,723)	146,169
Other, net	-	(611,365)	144,905	(332,306)	-	798,766	-
Income (loss) before income taxes	1,934	535,066	69,989	322,212	691,854	(812,596)	808,459
Income tax expense (benefit)	715	53,604	60,749	(3,982)	291,583	(129,409)	273,260
Net Income (loss)	1,219	481,462	9,240	326,194	400,271	(683,187)	535,199
Net Income attributable to noncontrolling interests	-	-	-	-	-	53,737	53,737
Net income (loss) attributable to the FMC-AG & Co. KGaA	$1,219	$481,462	$9,240	$326,194	$400,271	$(736,924)	$481,462

	For the six months ended June 30, 2010
	Issuer	Guarantors
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$784,670	$-	$6,181,531	$(1,137,873)	$5,828,328
Cost of revenue	-	-	501,977	-	4,477,730	(1,127,279)	3,852,428
Gross profit	-	-	282,693	-	1,703,801	(10,594)	1,975,900
Operating expenses (income):
Selling, general and administrative	8	63,750	72,357	45,197	869,660	(11,278)	1,039,694
Research and development	-	-	30,255	-	14,207	-	44,462
Operating (loss) income	(8)	(63,750)	180,081	(45,197)	819,934	684	891,744
Other (income) expense:
Interest, net	(360)	12,953	1,429	27,293	90,660	3,674	135,649
Other, net	-	(573,536)	127,397	(289,983)	-	736,122	-
Income (loss) before income taxes	352	496,833	51,255	217,493	729,274	(739,112)	756,095
Income tax expense (benefit)	100	37,448	51,352	(28,561)	299,439	(103,175)	256,603
Net Income (loss)	252	459,385	(97)	246,054	429,835	(635,937)	499,492
Net Income attributable to noncontrolling interests	-	-	-	-	-	40,107	40,107
Net income (loss) attributable to the FMC-AG & Co. KGaA	$252	$459,385	$(97)	$246,054	$429,835	$(676,044)	$459,385

Balance sheet information segregated by issuers and guarantors
	At June 30, 2011
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH
Current assets:
Cash and cash equivalents	$6	$170	$83	$-	$448,994	$-	$449,253
Trade accounts receivable, less allowance for doubtful accounts	-	-	185,556	-	2,761,477	-	2,947,033
Accounts receivable from related parties	1,274,828	3,627,849	994,836	670,736	3,885,243	(10,338,619)	114,873
Inventories	-	-	237,033	-	848,191	(108,331)	976,893
Prepaid expenses and other current assets	-	155,071	28,824	150	839,367	(38,258)	985,154
Deferred taxes	-	7,916	-	-	329,305	11,510	348,731
Total current assets	1,274,834	3,791,006	1,446,332	670,886	9,112,577	(10,473,698)	5,821,937

Property, plant and equipment, net	-	444	181,039	-	2,585,221	(109,720)	2,656,984
Intangible assets	-	350	67,731	-	628,626	-	696,707
Goodwill	-	-	66,294	-	8,836,078	-	8,902,372
Deferred taxes	-	6,061	5,913	-	116,957	(37,647)	91,284
Other assets	-	7,705,852	651,219	10,386,845	(7,315,138)	(10,545,428)	883,350
Total assets	$1,274,834	$11,503,713	$2,418,528	$11,057,731	$13,964,321	$(21,166,493)	$19,052,634

Current liabilities:
Accounts payable	$310	$940	$36,144	$-	$453,405	$-	$490,799
Accounts payable to related parties	101	1,398,600	1,006,740	1,546,648	6,591,570	(10,407,823)	135,836
Accrued expenses and other current liabilities	20,394	100,155	130,097	1,835	1,455,500	(20,110)	1,687,871
Short-term borrowings	-	104	723	-	760,130	-	760,957
Short-term borrowings from related parties	-	-	-	-	107,530	53,833	161,363
Current portion of long-term debt and capital lease obligations	-	67,051	-	416,505	122,621	-	606,177
Company obligated mandatorily
redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiaries - current portion	-	-	-	-	-	-	-
Income tax payable	715	82,593	-	-	43,292	(5,723)	120,877
Deferred taxes	-	-	8,420	-	37,030	(15,676)	29,774
Total current liabilities	21,520	1,649,443	1,182,124	1,964,988	9,571,078	(10,395,499)	3,993,654

Long term debt and capital lease obligations, less current portion	1,194,595	1,277,715	-	1,186,259	5,211,148	(3,284,614)	5,585,103
Long term borrowings from related parties	-	791,139	224,040	-	3,776	(1,018,955)	-
Other liabilities	-	7,202	11,877	-	201,250	52,926	273,255
Pension liabilities	-	6,670	162,306	-	42,123	-	211,099
Income tax payable	-	1,143	-	-	55,178	124,610	180,931
Deferred taxes	-	-	-	-	597,347	(16,481)	580,866
Total liabilities	1,216,115	3,733,312	1,580,347	3,151,247	15,681,900	(14,538,013)	10,824,908

Noncontrolling interests subject to put provisions	-	-	-	-	306,723	-	306,723
Total FMC-AG & Co. KGaA shareholders' equity	58,719	7,770,401	838,181	7,906,484	(2,174,904)	(6,628,480)	7,770,401
Noncontrolling interests not subject to put provisions	-	-	-	-	150,602	-	150,602
Total equity	58,719	7,770,401	838,181	7,906,484	(2,024,302)	(6,628,480)	7,921,003
Total liabilities and equity	$1,274,834	$11,503,713	$2,418,528	$11,057,731	$13,964,321	$(21,166,493)	$19,052,634

	At December 31, 2010
	Issuer	Guarantors
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
Current assets:
Cash and cash equivalents	$123	$147,177	$225	$-	$342,401	$32,944	$522,870
Trade accounts receivable, less allowance for doubtful accounts	-	-	157,755	-	2,415,503	-	2,573,258
Accounts receivable from related parties	16,542	2,418,066	667,484	441,601	2,826,527	(6,256,244)	113,976
Inventories	-	-	184,948	-	711,053	(86,904)	809,097
Prepaid expenses and other current assets	1	111,594	11,341	50	662,188	(1,943)	783,231
Deferred taxes	-	14,221	-	-	317,644	18,297	350,162
Total current assets	16,666	2,691,058	1,021,753	441,651	7,275,316	(6,293,850)	5,152,594

Property, plant and equipment, net	-	390	168,939	-	2,458,364	(100,401)	2,527,292
Intangible assets	-	428	65,684	-	626,432	-	692,544
Goodwill	-	-	65,315	-	8,075,153	-	8,140,468
Deferred taxes	-	9,463	4,693	-	121,875	(42,863)	93,168
Other assets	494,231	7,201,295	644,523	9,320,731	(6,581,295)	(10,590,890)	488,595
Total assets	$510,897	$9,902,634	$1,970,907	$9,762,382	$11,975,845	$(17,028,004)	$17,094,661

Current liabilities:
Accounts payable	$-	$5,738	$22,387	$-	$392,512	$-	$420,637
Accounts payable to related parties	229	952,141	670,613	1,538,658	3,210,393	(6,250,147)	121,887
Accrued expenses and other current liabilities	15,866	122,000	94,978	2,054	1,292,562	9,963	1,537,423
Short-term borrowings	-	121	-	-	670,550	-	670,671
Short-term borrowings from related parties	-	-	-	-	2,004	7,679	9,683
Current portion of long-term debt and capital lease obligations	-	106,862	-	101,145	55,975	-	263,982
Company obligated mandatorily redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiaries - current portion	-	-	-	-	625,549	-	625,549
Income tax payable	24	54,366	-	-	62,504	648	117,542
Deferred taxes	-	-	5,513	-	27,143	(10,307)	22,349
Total current liabilities	16,119	1,241,228	793,491	1,641,857	6,339,192	(6,242,164)	3,789,723

Long term debt and capital lease obligations, less current portion	494,231	870,348	-	1,357,745	4,069,605	(2,482,253)	4,309,676
Long term borrowings from related parties	-	334,428	208,368	494,231	400,883	(1,437,910)	-
Other liabilities	-	73,382	11,241	-	184,542	24,850	294,015
Pension liabilities	-	4,933	143,362	-	41,855	-	190,150
Income tax payable	-	1,057	-	-	75,055	124,469	200,581
Deferred taxes	-	-	-	-	522,521	(15,625)	506,896
Total liabilities	510,350	2,525,376	1,156,462	3,493,833	11,633,653	(10,028,633)	9,291,041

Noncontrolling interests subject to put provisions	-	-	-	-	279,709	-	279,709
Total FMC-AG & Co. KGaA shareholders' equity	547	7,377,258	814,445	6,268,549	(84,170)	(6,999,371)	7,377,258
Noncontrolling interests not subject to put provisions	-	-	-	-	146,653	-	146,653
Total equity	547	7,377,258	814,445	6,268,549	62,483	(6,999,371)	7,523,911
Total liabilities and equity	$510,897	$9,902,634	$1,970,907	$9,762,382	$11,975,845	$(17,028,004)	$17,094,661

Statement of cash flows information segregated by issuers and guarantors
	For the six months ended June 30, 2011
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Operating Activities:
Net income (loss)	$1,219	$481,462	$9,240	$326,194	$400,271	$(683,187)	$535,199
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(358,305)	-	(332,306)	-	690,611	-
Depreciation and amortization	-	682	22,927	5,769	249,455	(6,560)	272,273
Change in deferred taxes, net	-	15,286	1,572	-	41,884	(5,406)	53,336
(Gain) loss on sale of fixed assets and investments	-	-	58	-	(991)	-	(933)
(Gain) loss on investments	-	1,833	-	-	-	(1,833)	-
Compensation expense related to stock options	-	14,631	-	-	-	-	14,631
Cash outflow from hedging	-	-	-	-	(58,581)	-	(58,581)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(21,238)	-	(242,271)	-	(263,509)
Inventories	-	-	(33,466)	-	(104,067)	17,208	(120,325)
Prepaid expenses and other current and non-current assets	-	(28,927)	(19,192)	(44,068)	13,341	755	(78,091)
Accounts receivable from / payable to related parties	(612)	(688,780)	(65,753)	6,577	760,710	(8,198)	3,944
Accounts payable, accrued expenses and other current and non-current liabilities	2,976	(38,526)	45,519	(218)	145,157	245	155,153
Income tax payable	715	23,075	-	(3,982)	(32,506)	(13,836)	(26,534)
Net cash provided by (used in) operating activities	4,298	(577,569)	(60,333)	(42,034)	1,172,402	(10,201)	486,563

Investing Activities:
Purchases of property, plant and equipment	-	(133)	(16,484)	-	(231,968)	10,201	(238,384)
Proceeds from sale of property, plant and equipment	-	-	22	-	8,066	-	8,088
Disbursement of loans to related parties	-	377,936	100	(798,172)	-	420,136	-
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	-	(25,128)	(3,611)	-	(1,867,825)	774,106	(1,122,458)
Proceeds from divestitures	-	-	-	-	-	-	-
Net cash provided by (used in) investing activities	-	352,675	(19,973)	(798,172)	(2,091,727)	1,204,443	(1,352,754)

Financing Activities:
Short-term borrowings, net	310	102,267	80,150	(299)	(66,442)	-	115,986
Long-term debt and capital lease obligations, net	(62,102)	305,359	-	152,115	1,473,385	(420,136)	1,448,621
Redemption of trust preferred securities	-	-	-	-	(653,760)	-	(653,760)
Increase (decrease) of accounts receivable securitization program	-	-	-	-	130,000	-	130,000
Proceeds from exercise of stock options	-	26,762	-	-	4,979	-	31,741
Dividends paid	-	(280,649)	-	-	22	(22)	(280,649)
Capital increase (decrease)	57,500	-	-	688,390	28,216	(774,106)	-
Distributions to noncontrolling interest	-	-	-	-	(61,735)	-	(61,735)
Contributions from noncontrolling interest	-	-	-	-	12,290	-	12,290
Net cash provided by (used in) financing activities	(4,292)	153,739	80,150	840,206	866,955	(1,194,264)	742,494

Effect of exchange rate changes on cash and cash equivalents	-	(75,852)	14	-	125,896	22	50,080
Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	6	(147,007)	(142)	-	73,526	-	(73,617)
Cash and cash equivalents at beginning of period	-	147,177	225	-	375,468	-	522,870
Cash and cash equivalents at end of period	$6	$170	$83	$-	$448,994	$-	$449,253

	For the six months ended June 30, 2010
	Issuer	Guarantors
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Operating Activities:
Net income (loss)	$252	$459,385	$(97)	$246,054	$429,835	$(635,937)	$499,492
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(307,027)	-	(289,983)	-	597,010	-
Depreciation and amortization	-	726	19,048	444	236,173	(11,026)	245,365
Change in deferred taxes, net	-	(13,919)	435	-	15,046	(2,309)	(747)
(Gain) loss on sale of fixed assets and investments	-	-	3	-	(1,941)	-	(1,938)
(Gain) loss on investments	-	-	28	-	-	(28)	-
Compensation expense related to stock options	-	13,712	-	-	-	-	13,712
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(9,466)	-	(84,832)	-	(94,298)
Inventories	-	-	(18,613)	-	(21,876)	7,007	(33,482)
Prepaid expenses and other current and non-current assets	-	(126,932)	(9,920)	45,925	(132,358)	132,021	(91,264)
Accounts receivable from / payable to related parties	239	215,521	56,183	18,897	(517,889)	221,712	(5,337)
Accounts payable, accrued expenses and other current and non-current liabilities	(21)	(294)	27,060	(43)	97,637	5,042	129,381
Income tax payable	15	30,431	-	(28,561)	(21,801)	2,495	(17,421)
Net cash provided by (used in) operating activities	485	271,603	64,661	(7,267)	(2,006)	315,987	643,463

Investing Activities:
Purchases of property, plant and equipment	-	(199)	(13,920)	-	(225,035)	12,519	(226,635)
Proceeds from sale of property, plant and equipment	-	9	603	-	7,970	-	8,582
Disbursement of loans to related parties	-	239,804	89	(149,883)	(327,341)	237,331	-
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	-	(2,759)	(2,129)	-	(157,663)	(128,696)	(291,247)
Proceeds from divestitures	-	-	-	-	7,867	-	7,867
Net cash provided by (used in) investing activities	-	236,855	(15,357)	(149,883)	(694,202)	121,154	(501,433)

Financing Activities:
Short-term borrowings, net	-	-	(49,319)	-	56,123	-	6,804
Long-term debt and capital lease obligations, net	-	(146,576)	-	157,150	560,489	(237,331)	333,732
Increase (decrease) of accounts receivable securitization program	-	-	-	-	86,000	-	86,000
Proceeds from exercise of stock options	-	25,706	-	-	2,378	-	28,084
Dividends paid	(495)	(231,967)	-	-	(5,795)	6,290	(231,967)
Capital increase (decrease)	-	-	-	-	4,014	(4,014)	-
Distributions to noncontrolling interest	-	-	-	-	(67,562)	-	(67,562)
Contributions from noncontrolling interest	-	-	-	-	14,850	-	14,850
Net cash provided by (used in) financing activities	(495)	(352,837)	(49,319)	157,150	650,497	(235,055)	169,941

Effect of exchange rate changes on cash and cash equivalents	-	(81,980)	(28)	-	41,639	24	(40,345)
Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	(10)	73,641	(43)	-	(4,072)	202,110	271,626
Cash and cash equivalents at beginning of period	108	24	194	-	300,899	-	301,225
Cash and cash equivalents at end of period	$98	$73,665	$151	$-	$296,827	$202,110	$572,851